Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 499,854	$ 71,994	¥ 455,709
Prepaid expenses and other current assets	150	21	139
Due from related parties (note 10)	167	24	335
Trading securities (notes 3 and 7)	20,457	2,947	27,047
Total current assets	520,628	74,986	483,230
Long-term investment (note 4)	179,960	25,920	167,560
Available-for-sale securities (notes 3 and 7)	15,983	2,302	17,786
Other assets	6	1	6
Total assets	716,577	103,209	668,582
Current liabilities:
Payables to securities brokers (note 11)	6,839	985	5,699
Other payable	1,267	182	1,038
Accrued liabilities	1,314	189	1,108
Other taxes payable	2,753	397	2,753
Income taxes payable	24,667	3,553	23,329
Total current liabilities	36,840	5,306	33,927
Total liabilities	36,840	5,306	33,927
Commitments and contingencies (note 8)
Shareholders' equity:
Common stock - par value US$0.01 per share 50,000,000 shares authorized; 9,017,310 shares issued and outstanding (note 6)	770	111	770
Additional paid-in capital	1,000,958	144,168	1,000,958
Accumulated other comprehensive income	50,486	7,272	6,017
Accumulated deficit	(372,477)	(53,648)	(373,090)
Total shareholders' equity	679,737	97,903	634,655
Total liabilities and shareholders' equity	¥ 716,577	$ 103,209	¥ 668,582